Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net revenue	$ 2,948	$ 2,092
Expenses	(17,751)	(15,722)
Operating Loss	(15,685)	(14,382)
Net loss	(15,618)	(14,369)
Litigation and Enforcement
Segment Reporting Information [Line Items]
Net revenue	2,100
Expenses	(6,500)
Operating Loss	(4,400)
Net loss	(4,400)
Patent Utility
Segment Reporting Information [Line Items]
Net revenue	0
Expenses	(2,500)
Operating Loss	(2,500)
Net loss	(2,500)
Corporate
Segment Reporting Information [Line Items]
Net revenue	0
Expenses	(8,700)
Operating Loss	(8,700)
Net loss	$ (8,700)